UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04797

                      Oppenheimer Equity Income Fund, Inc.
                      ------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: OCTOBER 31

                      Date of reporting period: 07/31/2007

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Equity Income Fund, Inc.

STATEMENT OF INVESTMENTS  JULY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                          SHARES            VALUE
--------------------------------------------------------------------------------------------------
COMMON STOCKS--90.8%
--------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--10.2%
--------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.5%
Centex Corp. 1                                                           200,000   $    7,462,000
--------------------------------------------------------------------------------------------------
MEDIA--5.7%
Cinemark Holdings, Inc. 2                                                103,400        1,690,590
--------------------------------------------------------------------------------------------------
Lamar Advertising Co., Cl. A 1                                           100,000        5,953,000
--------------------------------------------------------------------------------------------------
Omnicom Group, Inc.                                                      214,442       11,123,107
--------------------------------------------------------------------------------------------------
WPP Group plc, Sponsored ADR 1                                           142,500       10,195,875
                                                                                   ---------------
                                                                                       28,962,572
--------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--3.0%
OfficeMax, Inc.                                                           15,000          493,200
--------------------------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                                     530,000       14,707,500
                                                                                   ---------------
                                                                                       15,200,700
--------------------------------------------------------------------------------------------------
CONSUMER STAPLES--5.8%
--------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.2%
Wal-Mart Stores, Inc.                                                     25,000        1,148,750
--------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.4%
B&G Foods, Inc.                                                           86,000        1,814,600
--------------------------------------------------------------------------------------------------
TOBACCO--5.2%
Altria Group, Inc.                                                       255,000       16,949,850
--------------------------------------------------------------------------------------------------
Loews Corp./Carolina Group                                               125,000        9,473,750
                                                                                   ---------------
                                                                                       26,423,600
--------------------------------------------------------------------------------------------------
ENERGY--10.9%
--------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.7%
FMC Technologies, Inc. 2                                                 120,000       10,982,400
--------------------------------------------------------------------------------------------------
National Oilwell Varco, Inc. 2                                            62,500        7,506,875
                                                                                   ---------------
                                                                                       18,489,275
--------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--7.2%
BP plc, ADR                                                               40,000        2,776,000
--------------------------------------------------------------------------------------------------
ConocoPhillips 1                                                         208,000       16,814,720
--------------------------------------------------------------------------------------------------
Hess Corp.                                                               162,200        9,926,640
--------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                42,500        2,410,600
--------------------------------------------------------------------------------------------------
Range Resources Corp.                                                    125,000        4,642,500
                                                                                   ---------------
                                                                                       36,570,460
--------------------------------------------------------------------------------------------------
FINANCIALS--24.4%
--------------------------------------------------------------------------------------------------
CAPITAL MARKETS--5.1%
Bank of New York Mellon Corp.                                            250,000       10,637,500
--------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                 54,300        4,029,060
--------------------------------------------------------------------------------------------------
UBS AG                                                                   200,000       11,014,000
                                                                                   ---------------
                                                                                       25,680,560
--------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.5%
Prosperity Bancshares, Inc. 1                                             70,000        1,982,400
--------------------------------------------------------------------------------------------------
Wachovia Corp. 1                                                         125,000        5,901,250
                                                                                   ---------------
                                                                                        7,883,650
--------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--8.8%
Bank of America Corp.                                                    110,000        5,216,200
--------------------------------------------------------------------------------------------------


                    1 | OPPENHEIMER EQUITY INCOME FUND, INC.

Oppenheimer Equity Income Fund, Inc.

STATEMENT OF INVESTMENTS  JULY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------

                                                                          SHARES            VALUE
--------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES CONTINUED
--------------------------------------------------------------------------------------------------
Citigroup, Inc. 1                                                        425,000   $   19,792,250
--------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                     450,000       19,804,500
                                                                                   ---------------
                                                                                       44,812,950
--------------------------------------------------------------------------------------------------
INSURANCE--7.4%
ACE Ltd.                                                                  32,500        1,875,900
--------------------------------------------------------------------------------------------------
American International Group, Inc.                                        60,000        3,850,800
--------------------------------------------------------------------------------------------------
Everest Re Group Ltd.                                                    125,000       12,281,250
--------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                            105,000        9,646,350
--------------------------------------------------------------------------------------------------
OneBeacon Insurance Group Ltd.                                           170,000        3,927,000
--------------------------------------------------------------------------------------------------
RenaissanceRe Holdings Ltd.                                              102,500        5,893,750
                                                                                   ---------------
                                                                                       37,475,050
--------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--1.2%
Anthracite Capital, Inc.                                                 162,500        1,527,500
--------------------------------------------------------------------------------------------------
Care Investment Trust, Inc. 1,2                                          115,500        1,578,885
--------------------------------------------------------------------------------------------------
Crystal River Capital, Inc.                                              167,500        2,912,825
                                                                                   ---------------
                                                                                        6,019,210
--------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.4%
Washington Mutual, Inc. 1                                                 50,000        1,876,500
--------------------------------------------------------------------------------------------------
HEALTH CARE--6.8%
--------------------------------------------------------------------------------------------------
PHARMACEUTICALS--6.8%
Abbott Laboratories                                                      210,000       10,644,900
--------------------------------------------------------------------------------------------------
Johnson & Johnson                                                         55,000        3,327,500
--------------------------------------------------------------------------------------------------
Novartis AG, ADR 1                                                        37,500        2,023,125
--------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                             110,000        2,586,100
--------------------------------------------------------------------------------------------------
Roche Holding AG                                                          90,000       15,938,164
                                                                                   ---------------
                                                                                       34,519,789
--------------------------------------------------------------------------------------------------
INDUSTRIALS--15.7%
--------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--8.1%
Boeing Co.                                                               113,700       11,759,991
--------------------------------------------------------------------------------------------------
DRS Technologies, Inc.                                                   100,000        5,236,000
--------------------------------------------------------------------------------------------------
Goodrich Corp.                                                           121,300        7,630,983
--------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc. 1                                      167,000       16,292,520
                                                                                   ---------------
                                                                                       40,919,494
--------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--1.0%
UTi Worldwide, Inc.                                                      200,000        5,026,000
--------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--4.0%
3M Co.                                                                   122,400       10,883,808
--------------------------------------------------------------------------------------------------
General Electric Co.                                                     238,800        9,255,888
                                                                                   ---------------
                                                                                       20,139,696
--------------------------------------------------------------------------------------------------
MACHINERY--2.6%
Joy Global, Inc.                                                         157,000        7,769,930
--------------------------------------------------------------------------------------------------
Oshkosh Truck Corp.                                                       98,400        5,633,400
                                                                                   ---------------
                                                                                       13,403,330
--------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--9.0%
--------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.3%
Corning, Inc. 2                                                           55,000        1,311,200


                    2 | OPPENHEIMER EQUITY INCOME FUND, INC.

Oppenheimer Equity Income Fund, Inc.

STATEMENT OF INVESTMENTS  July 31, 2007 / Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------

                                                                          SHARES            VALUE
--------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--2.3%
EMC Corp. 2                                                              625,000   $   11,568,750
--------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--3.2%
Amphenol Corp., Cl. A                                                    200,000        6,852,000
--------------------------------------------------------------------------------------------------
Jabil Circuit, Inc.                                                      425,000        9,575,250
                                                                                   ---------------
                                                                                       16,427,250
--------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.8%
KLA-Tencor Corp. 1                                                       160,800        9,131,832
--------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd., ADR 1                       488,976        4,963,106
                                                                                   ---------------
                                                                                       14,094,938
--------------------------------------------------------------------------------------------------
SOFTWARE--0.4%
Microsoft Corp.                                                           75,000        2,174,250
--------------------------------------------------------------------------------------------------
MATERIALS--1.7%
--------------------------------------------------------------------------------------------------
CHEMICALS--1.7%
Cytec Industries, Inc.                                                   130,300        8,728,797
--------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.1%
--------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.1%
AT&T, Inc.                                                               107,500        4,209,700
--------------------------------------------------------------------------------------------------
Consolidated Communications Holdings, Inc.                               150,000        2,733,000
--------------------------------------------------------------------------------------------------
FairPoint Communications, Inc.                                           190,000        2,937,400
--------------------------------------------------------------------------------------------------
NTELOS Holdings Corp.                                                     13,250          355,100
--------------------------------------------------------------------------------------------------
Windstream Corp.                                                         400,000        5,504,000
                                                                                   ---------------
                                                                                       15,739,200
--------------------------------------------------------------------------------------------------
UTILITIES--3.2%
--------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.0%
Cleco Corp. 1                                                             82,500        1,959,375
--------------------------------------------------------------------------------------------------
FirstEnergy Corp. 1                                                       35,000        2,126,250
--------------------------------------------------------------------------------------------------
IDACORP, Inc.                                                             25,000          774,000
                                                                                   ---------------
                                                                                        4,859,625
--------------------------------------------------------------------------------------------------
ENERGY TRADERS--1.6%
Constellation Energy Group, Inc.                                          97,500        8,170,500
--------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.6%
SCANA Corp.                                                               80,000        2,990,400
                                                                                   ---------------
Total Common Stocks (Cost $405,473,234)                                               459,893,096
--------------------------------------------------------------------------------------------------
PREFERRED STOCKS--1.9%
--------------------------------------------------------------------------------------------------
E*TRADE Financial Corp., 6.125% Cum. Cv., Non-Vtg. 2                     150,000        3,637,500
--------------------------------------------------------------------------------------------------
El Paso Corp., 4.99% Cv. 2                                                   500          703,875
--------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., 6.75% Cv., Non-Vtg. 2                1,000          141,550
--------------------------------------------------------------------------------------------------
NRG Energy, Inc., 5.75% Cv. 2                                             11,000        3,781,250
--------------------------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd., 6% Cv., Series A, Non-Vtg. 2         40,000        1,254,400
                                                                                   ---------------
Total Preferred Stocks (Cost $10,281,200)                                               9,518,575

                                                                       PRINCIPAL
                                                                          AMOUNT
--------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES--2.5%
--------------------------------------------------------------------------------------------------
Human Genome Sciences, Inc., 2.25% Cv. Unsec. Sub. Nts., 8/15/12   $   1,500,000        1,147,500
--------------------------------------------------------------------------------------------------
Incyte Genomics, Inc., 3.50% Cv. Sr. Unsec. Nts., 2/15/11              1,250,000        1,062,500
--------------------------------------------------------------------------------------------------


                    3 | OPPENHEIMER EQUITY INCOME FUND, INC.

Oppenheimer Equity Income Fund, Inc.

STATEMENT OF INVESTMENTS  JULY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL
                                                                                           AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------
Intel Corp., 2.95% Cv. Unsec. Sub. Debs., 12/15/35                                    $ 1,000,000   $     976,250
------------------------------------------------------------------------------------------------------------------
KKR Financial Holdings LLC, 7% Cv. Sr. Unsec. Nts., 7/15/12 1,3                         3,000,000       2,801,250
------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 0.75% Cv. Sr. Unsec. Unsub. Debs., 3/30/23                         2,500,000       2,821,875
------------------------------------------------------------------------------------------------------------------
Pantry, Inc. (The), 3% Cv. Sr. Sub. Nts., 11/15/12                                      1,000,000         980,000
------------------------------------------------------------------------------------------------------------------
Pride International, Inc., 3.25% Cv. Sr. Nts., 5/1/33                                   1,000,000       1,408,750
------------------------------------------------------------------------------------------------------------------
Six Flags, Inc., 4.50% Cv. Nts., 5/15/15                                                1,750,000       1,537,813
                                                                                                    --------------
Total Convertible Corporate Bonds and Notes (Cost $13,485,827)                                         12,735,938
------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--10.9% 4
------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--10.9%
Undivided interest of 0.16% in joint repurchase agreement (Principal
Amount/Value $3,150,000,000, with a maturity value of $3,150,473,813)
with Barclays Capital, 5.415%, dated 7/31/07, to be repurchased at
$5,000,752 on 8/1/07, collateralized by Private Label CMOs, 0%,
11/12/16-2/25/48, with a value of $3,307,500,000                                        5,000,000       5,000,000
------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.92% in joint repurchase agreement (Principal
Amount/Value $3,500,000,000, with a maturity value of $3,500,524,514)
with Bank of America NA, 5.395%, dated 7/31/07, to be repurchased at
$32,279,907 on 8/1/07, collateralized by U.S. Agency Mortgages, 5%,
5/1/35-7/1/35, with a value of $3,570,000,000                                          32,275,070      32,275,070
------------------------------------------------------------------------------------------------------------------
Undivided interest of 1.16% in joint repurchase agreement (Principal
Amount/Value $950,000,000, with a maturity value of $950,142,896) with
Credit Suisse First Boston LLC, 5.415%, dated 7/31/07, to be repurchased at $11,001,655 on 8/1/07, collateralized by Private Label CMOs, 0%-7%,
10/13/10-4/15/49, with a value of $997,500,097                                         11,000,000      11,000,000
------------------------------------------------------------------------------------------------------------------
Undivided interest of 2.80% in joint repurchase agreement (Principal
Amount/Value $250,000,000, with a maturity value of $250,037,604) with
Countrywide Securities Corp., 5.415%, dated 7/31/07, to be repurchased at
$7,001,053 on 8/1/07, collateralized by AAA Asset-Backed Securities, 0%-
6.25%, 10/25/33-3/14/51, with a value of $262,500,000                                   7,000,000       7,000,000
                                                                                                    --------------
Total Investments Purchased with Cash Collateral from Securities Loaned
(Cost $55,275,070)                                                                                     55,275,070
------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $484,515,331)                                             106.1%    537,422,679
------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                        (6.1)    (30,717,108)

                                                                                      ----------------------------
NET ASSETS                                                                                  100.0%  $ 506,705,571
                                                                                      ============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Partial or fully-loaned security. See accompanying Notes.

2. Non-income producing security.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $2,801,250 or 0.55% of the Fund's net assets as of July 31, 2007.

4. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.


                    4 | OPPENHEIMER EQUITY INCOME FUND, INC.

Oppenheimer Equity Income Fund, Inc.

STATEMENT OF INVESTMENTS  JULY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 31, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. There were no affiliate securities held by the Fund as of July 31, 2007. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                    SHARES        GROSS        GROSS          SHARES
                                                          OCTOBER 31, 2006    ADDITIONS   REDUCTIONS   JULY 31, 2007
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                      --   39,313,692   39,313,692              --

                                                                                                            DIVIDEND
                                                                                               VALUE          INCOME
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                        $       --   $      15,266

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ (R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.


                    5 | OPPENHEIMER EQUITY INCOME FUND, INC.

Oppenheimer Equity Income Fund, Inc.

STATEMENT OF INVESTMENTS  JULY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of July 31, 2007, the Fund had on loan securities valued at $53,474,835, which are included in the Statement of Assets and Liabilities in the annual and semiannual reports as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $55,275,070 was received for the loans, all of which was received in cash and subsequently invested in approved investments.

SUBSEQUENT EVENT.

Effective August 1, 2007 the fund changed its name from Quest Capital Value Fund, Inc. to Oppenheimer Equity Income Fund, Inc.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of July 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities            $ 484,515,331
                                          ==============

Gross unrealized appreciation             $  64,278,607
Gross unrealized depreciation               (11,371,259)
                                          --------------
Net unrealized appreciation               $  52,907,348
                                          ==============


                    6 | OPPENHEIMER EQUITY INCOME FUND, INC.



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/31/2007, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Equity Income Fund, Inc.

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer

Date: 09/13/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ----------------------------------
      John V. Murphy
      Principal Executive Officer

Date: 09/13/2007

By:   /s/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer

Date: 09/13/2007